Earnings per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 EquityInstruments
Disclosure of Earnings Per Share [line items]
Antidilutive effect of share options on number of ordinary shares | shares	1,784,029
Stock Options [Member]
Disclosure of Earnings Per Share [line items]
Antidilutive securities excluded from computation of EPS | EquityInstruments		1,266